Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense (in thousands)
	Years Ended September 30
	2017	2016	2015
Stock option grants	$440	384	274
Annual director stock award	368	361	343
	$808	745	617

Summary of Company stock options (in thousands, except share and per share amounts)

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	Of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Grants substituted on
January 30, 2015	91,315	$20.31	5.6	$761
Exercised	(16,000)	12.62		$(95)
Outstanding at
September 30, 2015	75,315	$21.95	5.8	$666
Granted	38,794	23.78		362
Forfeited	(3,298)	24.24		(29)
Outstanding at
September 30, 2016	110,811	$22.52	6.2	$999
Granted	40,780	21.25		272
Outstanding at
September 30, 2017	151,591	$22.18	6.3	$1,271
Exercisable at
September 30, 2017	95,901	$21.83	5.0	$758
Vested during
twelve months ended
September 30, 2017	27,852			$210

Summary information concerning stock options outstanding

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.50 – $20.63	1,984	19.54	5.2
$20.64 - $25.78	46,813	22.11	8.8
$25.79-32.23	6,893	28.27	6.8
	55,690	$22.78	8.4	years
Exercisable:
$16.50 - $20.63	38,078	18.50	3.4
$20.64 - $25.78	45,498	22.71	5.9
$25.79 - $32.23	12,325	28.86	6.7
	95,901	$21.83	5.0	Years
Total	151,591	$22.18	6.3	Years